Fair Value Option (Details Textual) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Fair Value Option (Textual) [Abstract]
Difference between the aggregate fair value and the aggregate unpaid principal balance of loans	$ 3.8	$ 2.5